June 27, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rimrock Funds Trust: Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File Nos. 333-228758 and 811-23396)

Ladies and Gentlemen:

On behalf of our client, Rimrock Funds Trust (the “Trust”), we are filing Pre-Effective Amendment No. 2 (the “Filing”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Registration Statement”).

The purpose of the Filing is to (i) add audited financial statements; (ii) respond to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on the Trust’s initial Registration Statement; and (iii) make other changes to the Registration Statement.

Please note that the Trust intends to submit an acceleration request to the Staff of the Commission requesting that the Filing become effective as of the date and time specified in the request. Accordingly, I hereby acknowledge on behalf of, and with the express authority granted by, the Trust that: (i) should the Commission or the Staff, acting pursuant to delegated authority, declare the Filing effective, it does not foreclose the Commission from taking any action with respect to the Filing; (ii) the Trust is responsible for the adequacy and accuracy of the disclosure in the Filing; the Staff’s comments, the Trust’s changes to the disclosure in response to the Staff’s comments or the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Filing effective, does not relieve the Trust from this responsibility; and (iii) the Trust may not assert this action or the Staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me at (215) 963-4969 should you have any questions or comments.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001